Long-term debt - Schedule of Future Minimum Repayments Under Term Loan Credit Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt	$ 2,847.3	$ 3,290.8
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
2025	103.9
2026	103.9
2027	103.9
2028	444.0
2029	311.6
Thereafter	4.4
Long-term debt	$ 1,071.7